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                                                   CONSECO STRATEGIC INCOME FUND

                                                               December 31, 2001

                                                              ------------------
                                                              Semi-Annual Report
                                                              ------------------

CONSECO STRATEGIC INCOME FUND                                 Semi-Annual Report

================================================================================
PORTFOLIO MANAGERS' REVIEW                                     December 31, 2001


     The Conseco Strategic Income Fund returned 9.66% on a gross basis for the six months ended December 31, 2001 and 0.70% on a net basis after fees. This compares to 1.28% for the Merrill Lynch High Yield Master Index and 1.06% for the Merrill Lynch High Yield Master II Index.

     The high-yield market was fairly bifurcated with regard to performance in the second half of 2001. The asset class returned more than 2.00% not including telecommunications which continued to drag down the market, returning -9.50% during the second half of the year (source: Merrill Lynch High Yield Master Index). In addition, the Enron scandal at the end of the year caused greater scrutiny and pressure on Calpine Corp. and AES Corp., two high-yield utility credits. These two credits represent 3% of the high-yield index and were down 20% at the end of 2001.

     Overall, the Conseco Strategic Income Fund performed in line with its benchmarks in 2001. The primary drivers for this performance were as follows:

o An underweight in wireline telecommunications, with an emphasis on the higher quality end of the sector;

o    An underweight in AES and Calpine--the Fund sold these credits down to very
     small  weightings   shortly  after  the  Enron  scandal.   The  sales  were
     accomplished at little loss from original levels; and

o An overweight in the healthcare sector, which was one of the top performing sectors in the high-yield market in 2001.

     Looking forward to 2002, we are optimistic about the potential returns in the high yield corporate bond market, particularly relative to other asset classes. High yield, as measured by the Merrill Lynch High Yield Master II Index, now yields 12%, or a 7% spread to comparable U.S. Treasury securities. In addition:

1. The U.S. economic slowdown appears to be ending (although signs of an economic recovery have yet to emerge);

2. Defaults in the corporate market are peaking around 10-12% and defaults are generally a lagging indicator in the high-yield market; and

3. High-yield is trading outside of its historical spread of 5% over treasuries.

     All signs point to high-yield as a relatively cheap asset class. This is not to say that the high-yield asset class might not widen by another 0.5% to 1.0% in spread. However, the potential for further downside is outweighed in our opinion by the potential to earn high income with a higher than average probability of some capital appreciation.

Robert L. Cook, CFA
Vice President
Portfolio Manager
Conseco Capital Management, Inc.

R. Anthony Jasinski, Jr., CFA
Vice President
Portfolio Manager
Conseco Capital Management, Inc.


--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

     R. Anthony Jasinski, CFA and Robert L. Cook, CFA are the Fund's portfolio managers. Mr. Jasinski came to Conseco Capital Management, Inc. ("CCM") from PPM America where he was a managing director and co-head of fixed-income trading. He is a vice president at CCM and shares the responsibility for managing this fund. In addition, he co-manages over $3.0 billion in other high-yield portfolios. Mr. Cook, joined CCM in 1994, as a fixed-income analyst in the high-yield arena. In addition to co-managing this fund, he is Director of Research and senior fixed-income securities analyst at CCM.
--------------------------------------------------------------------------------

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

     SHARES OR
 PRINCIPAL AMOUNT                                                                                                          VALUE
 ----------------                                                                                                          -----

CORPORATE BONDS (122.5% OF NET ASSETS) (A)

AMUSEMENT AND RECREATION SERVICES (10.7%)
$   725,000  Boca Resorts, Inc., 9.875%, due 04/15/2009 (g) .....................................................     $     750,375
  1,250,000  Boyd Gaming Corp., 9.250%, due 10/01/2003 (g) ......................................................         1,281,250
  1,000,000  Six Flags, Inc., 9.250%, due 04/01/2006 (g) ........................................................         1,010,000
    950,000  Station Casinos, Inc., 9.875%, due 07/01/2010 (g) ..................................................           970,188
  1,035,000  Sun International Hotels, 9.000%, due 03/15/2007 ...................................................         1,001,362
    455,000  Trump Atlantic City Associates, 11.250%, due 05/01/2006 (f) ........................................           291,200
    200,000  Vail Resorts, Inc., 8.750%, due 05/15/2009, (b) Cost--$190,908; Acquired--11/16/2001 ...............           195,000
    875,000  Vail Resorts, Inc., 8.750%, due 05/15/2009 (g) .....................................................           853,125
                                                                                                                      -------------
                                                                                                                          6,352,500
                                                                                                                      -------------
APPAREL AND OTHER FINISHED PRODUCTS (3.4%)
  1,050,000  Playtex Products, Inc., 9.375%, due 06/01/2011 (g) .................................................         1,113,000
    855,000  William Carter, 10.875%, due 08/15/2011, (b) Cost--$848,751; Acquired--08/08/2001 (g) ..............           919,125
                                                                                                                      -------------
                                                                                                                          2,032,125
                                                                                                                      -------------
BUILDING CONSTRUCTION, GENERAL CONTRACTORS AND OPERATIVE BUILDERS (3.3%)
    875,000  Beazer Homes USA, Inc., 8.625%, due 05/15/2011 (g) .................................................           907,812
  1,000,000  D.R. Horton, Inc., 10.500%, due 04/01/2005 (g) .....................................................         1,077,500
                                                                                                                      -------------
                                                                                                                          1,985,312
                                                                                                                      -------------
BUSINESS SERVICES (3.3%)
    950,000  Advanstar Communications, Inc., 12.000%, due 02/15/2011 (g) ........................................           679,250
  1,095,000  Exodus Communications, Inc., 11.625%, due 07/15/2010 (e)(f)(g) .....................................           202,575
  1,095,000  Universal Hospital Services, Inc., 10.250%, due 03/01/2008 (g) .....................................         1,073,100
                                                                                                                      -------------
                                                                                                                          1,954,925
                                                                                                                      -------------
CABLE AND OTHER PAY TELEVISION SERVICES (5.5%)
  1,000,000  Charter Communications Holdings LLC, 11.125%, due 01/15/2011 (g) ...................................         1,065,000
  1,000,000  CSC Holdings, Inc., 9.875%, due 02/15/2013 (g) .....................................................         1,067,500
  1,875,000  Insight Communications Co., Inc., STEP (c) 0.000%/12.250%, due 02/15/2011(g) .......................         1,115,625
                                                                                                                      -------------
                                                                                                                          3,248,125
                                                                                                                      -------------
CARBON AND GRAPHITE PRODUCTS (0.4%)
    475,000  Hexcel Corp., 9.750%, due 01/15/2009 ...............................................................           268,375
                                                                                                                      -------------
CHEMICALS AND ALLIED PRODUCTS (4.0%)
    350,000  Chattem, Inc., 8.875%, due 04/01/2008 (g) ..........................................................           336,000
    350,000  Huntsman Corp., 9.500%, due 07/01/2007, (b) Cost--$123,375; Acquired--08/08/2001 (f) ...............            70,000
  2,445,000  Huntsman Corp., 9.500%, due 07/01/2007, (b) Cost--$1,015,308;
               Acquired--05/24/2001, 06/07/2001 and 11/15/2001 (f) ..............................................           489,000
    625,000  ISP Holding, Inc., 10.250%, due 07/01/2011 (g) .....................................................           656,250
  1,000,000  Styling Technology Corp., 10.875%, due 07/01/2008 (e)(f) ...........................................               100
  1,080,000  Terra Industries, Inc., 10.500%, due 06/15/2005 (g) ................................................           853,200
                                                                                                                      -------------
                                                                                                                          2,404,550
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

     SHARES OR
 PRINCIPAL AMOUNT                                                                                                          VALUE
 ----------------                                                                                                          -----
COMMUNICATIONS SERVICES (3.0%)
$ 1,080,000  Echostar DBS Corp., 9.375%, due 02/01/2009 (g) .....................................................     $   1,117,800
  1,000,000  Spectrasite Holdings, Inc., STEP (c) 0.000%/11.250%, due 04/15/2009 ................................           265,000
  1,600,000  Spectrasite Holdings, Inc., Series B, STEP (c) 0.000%/12.875%, due 03/15/2010 ......................           376,000
                                                                                                                      -------------
                                                                                                                          1,758,800
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS (2.5%)
  1,370,000  Sovereign Bancorp, Inc., 10.500%, due 11/15/2006 (g) ...............................................         1,479,600
                                                                                                                      -------------
EATING AND DRINKING PLACES (1.2%)
  1,000,000  Advantica Restaurant Group, Inc., 11.250%, due 01/15/2008 ..........................................           710,000
                                                                                                                      -------------
ELECTRIC, GAS, AND SANITARY SERVICES (8.3%)
    350,000  AES Corp., 8.750%, due 12/15/2002 ..................................................................           346,500
    285,000  AES Corp., 9.375%, due 09/15/2010 ..................................................................           257,925
    940,000  Allied Waste Industries, Inc., 7.875%, due 01/01/2009 (g) ..........................................           925,900
  1,000,000  Calpine Corp., 8.625%, due 08/15/2010 ..............................................................           909,739
    500,000  Calpine Corp., 8.500%, due 02/15/2011 ..............................................................           455,000
    935,000  CMS Energy Corp., 9.875%, due 10/15/2007 (g) .......................................................           993,146
    500,000  GNI Group, Inc., Series B, 10.875%, due 07/15/2005 (e)(f) ..........................................            12,500
  1,075,000  PSEG Energy Holdings, 8.500%, due 06/15/2011, (b) Cost--$1,104,371; Acquired--10/11/2001 (g) .......         1,053,348
                                                                                                                      -------------
                                                                                                                          4,954,058
                                                                                                                      -------------
ELECTRICAL, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (11.6%)
  1,320,000  Alamosa PCS Holdings, Inc., STEP (c) 0.000%/12.875%, due 02/15/2010 ................................           825,000
  1,125,000  Juno Lighting, Inc., 11.875%, due 07/01/2009 (g) ...................................................         1,098,281
  1,050,000  Liberty Media Group, 8.250%, due 02/01/2030 (g) ....................................................           995,792
    850,000  Mission Energy Holdings, 13.500%, due 07/15/2008 (g) ...............................................           930,750
  1,135,000  Remington Product Co., 11.000%, due 05/15/2006 .....................................................           873,950
  1,250,000  Solectron Corp., 0.000%, due 05/08/2020 (h) ........................................................           667,188
    750,000  Telecorp PCS, Inc., STEP (c) 0.000%/11.625%, due 04/15/2009 ........................................           656,250
    750,000  Telecorp PCS, Inc., 10.625%, due 07/15/2010 (g) ....................................................           873,750
                                                                                                                      -------------
                                                                                                                          6,920,961
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION EQUIPMENT (3.1%)
    590,000  Blount, Inc., 7.000%, due 06/15/2005 ...............................................................           489,700
    385,000  Crown Cork & Seal Company, Inc., 6.750%, due 12/15/2003 ............................................           213,675
    350,000  Crown Cork & Seal Company, Inc., 8.375%, due 01/15/2005 ............................................           169,750
    350,000  Crown Cork & Seal Company, Inc., 7.375%, due 12/15/2026 ............................................           145,250
  1,030,000  US Industries, Inc., 7.125%, due 10/15/2003 ........................................................           829,150
                                                                                                                      -------------
                                                                                                                          1,847,525
                                                                                                                      -------------
FOOD AND KINDRED PRODUCTS (0.8%)
    710,000  Eagle Family Foods, 8.750%, due 01/15/2008 .........................................................           497,000
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

     SHARES OR
 PRINCIPAL AMOUNT                                                                                                          VALUE
 ----------------                                                                                                          -----
GENERAL MERCHANDISE STORES (2.9%)
$ 1,060,000  Saks, Inc., 7.500%, due 12/01/2010 .................................................................     $     863,900
    950,000  Shopko Stores, Inc., 6.500%, due 08/15/2003 ........................................................           840,750
                                                                                                                      -------------
                                                                                                                          1,704,650
                                                                                                                      -------------
HEALTH SERVICES (5.5%)
  1,100,000  Hanger Orthopedic Group, 11.250%, due 06/15/2009 (g) ...............................................         1,023,000
    470,000  HEALTHSOUTH Corp., 10.750%, due 10/01/2008 (g) .....................................................           519,350
    700,000  Matria Healthcare, 11.000%, due 05/01/2008 (g) .....................................................           731,500
  1,000,000  Res-Care, Inc., 10.625%, due 11/15/2008, (b) Cost--$1,000,000; Acquired--11/09/2001 ................         1,000,000
                                                                                                                      -------------
                                                                                                                          3,273,850
                                                                                                                      -------------
HOLDING AND OTHER INVESTMENT OFFICES (1.8%)
  1,050,000  IPC Acquisition Corp., 11.500%, due 12/15/2009, (b) Cost--$1,050,000; Acquired--12/14/2001 .........         1,055,250
                                                                                                                      -------------
HOTELS, OTHER LODGING PLACES (3.3%)
  1,000,000  HMH Properties, Inc., 7.875%, due 08/01/2008 (g) ...................................................           927,500
  1,000,000  Park Place Entertainment Corp., 8.875%, due 02/15/2007 (g) .........................................         1,021,250
                                                                                                                      -------------
                                                                                                                          1,948,750
                                                                                                                      -------------
INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (1.0%)
  2,100,000  Dictaphone Corp., 11.750%, due 08/01/2005 (e)(f) ...................................................           220,500
    700,000  Unova Inc., 6.875%, due 03/15/2005 .................................................................           381,500
                                                                                                                      -------------
                                                                                                                            602,000
                                                                                                                      -------------
INSURANCE CARRIERS (1.2%)
    550,000  Fairfax Financial Holdings Ltd., 6.875%, due 04/15/2008 ............................................           389,896
    530,000  Fairfax Financial Holdings Ltd., 7.375%, due 04/15/2018 ............................................           301,646
                                                                                                                      -------------
                                                                                                                            691,542
                                                                                                                      -------------
LEATHER AND LEATHER PRODUCTS (1.0%)
    875,000  Samsonite Corp., 10.750%, due 06/15/2008 ...........................................................           614,688
                                                                                                                      -------------
MEASURING AND CONTROLLING DEVICES (1.4%)
    775,000  Quebecor Media, Inc., 11.125%, due 07/15/2011 (g) ..................................................           831,187
                                                                                                                      -------------
METAL FORGINGS AND STAMPINGS (0.7%)
    700,000  Park-Ohio Industries, Inc., 9.250%, due 12/01/2007 .................................................           434,000
                                                                                                                      -------------
METAL MINING (2.8%)
    700,000  Great Central Mines, 8.875%, due 04/01/2008 (g) ....................................................           693,000
    550,000  Grupo Minero Mexico SA, 8.250%, due 04/01/2008 .....................................................           325,875
    875,000  Murrin Murrin Holdings, 9.375%, due 08/31/2007 (g) .................................................           643,125
                                                                                                                      -------------
                                                                                                                          1,662,000
                                                                                                                      -------------
MOTION PICTURES (2.9%)
    810,000  Alliance Atlantis Communications, Inc., 13.000%, due 12/15/2009 (g) ................................           878,850
    875,000  Cinemark USA, Inc., Series B, 9.625%, due 08/01/2008 (g) ...........................................           848,750
                                                                                                                      -------------
                                                                                                                          1,727,600
                                                                                                                      -------------

The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

     SHARES OR
 PRINCIPAL AMOUNT                                                                                                          VALUE
 ----------------                                                                                                          -----
NON-DEPOSITORY CREDIT INSTITUTIONS (1.3%)
$   800,000  Terra Capital, Inc., 12.875%, due 10/15/2008, (b) Cost--$795,579; Acquired--10/03/2001 (g) .........     $     796,000
                                                                                                                      -------------
OIL AND GAS EXTRACTION (2.9%)
    800,000  Dynegy Holdings, Inc., 7.450%, due 07/15/2006 ......................................................           711,381
  1,000,000  Pogo Producing Co., 8.250%, due 04/15/2011 (g) .....................................................         1,020,000
                                                                                                                      -------------
                                                                                                                          1,731,381
                                                                                                                      -------------
PAPER AND ALLIED PRODUCTS (3.8%)
  1,050,000  American Tissue, Inc., 12.500%, due 07/15/2006 (e)(f) ..............................................           315,000
  1,050,000  Riverwood International Corp., 10.875%, due 04/01/2008 (g) .........................................         1,071,000
    800,000  Stone Container Corp., 11.500%, due 08/15/2006, (b) Cost--$819,804; Acquired--12/19/2000 (g) .......           856,000
                                                                                                                      -------------
                                                                                                                          2,242,000
                                                                                                                      -------------
PERSONAL SERVICES (4.7%)
  1,050,000  Senior Housing Trust, 8.625%, due 01/15/2012 .......................................................         1,065,750
    970,000  Service Corp. International, 6.000%, due 12/15/2005 ................................................           848,750
    800,000  Stewart Enterprises, Inc., 10.750%, due 07/01/2008 .................................................           876,000
                                                                                                                      -------------
                                                                                                                          2,790,500
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES (4.7%)
    440,000  Century Aluminum Co., 11.750%, due 04/15/2008 (g) ..................................................           457,600
  1,070,000  Golden Northwestern Aluminum, Inc., 12.000%, due 12/15/2006 ........................................           647,350
    750,000  Kaiser Aluminum Corp., 12.750%, due 02/01/2003 (g) .................................................           551,250
    925,000  NS Group, Inc., 13.500%, due 07/15/2003 ............................................................           952,750
    850,000  Osprey Trust, 8.310%, due 01/15/2003, (b) Cost--$235,000; Acquired--11/21/2001 and
               11/28/2001 (e)(f) ................................................................................           174,250
                                                                                                                      -------------
                                                                                                                          2,783,200
                                                                                                                      -------------
RADIOTELEPHONE COMMUNICATIONS (3.8%)
    550,000  Alamosa Delaware, Inc., 13.625%, due 08/15/2011 ....................................................           580,250
    525,000  Nextel Communications, 9.375%, due 11/15/2009 ......................................................           416,062
  1,425,000  Triton PCS Holdings, Inc., STEP (c) 0.000%/11.000%, due 05/01/2008 .................................         1,296,750
                                                                                                                      -------------
                                                                                                                          2,293,062
                                                                                                                      -------------
REAL ESTATE (2.0%)
    162,000  Felcor Lodging, 8.500%, due 06/01/2011 (g) .........................................................           156,330
    875,000  JDN Realty Corp., 6.950%, due 08/01/2007 (g) .......................................................           758,188
  2,000,000  Sunterra Corp., 9.750%, due 10/01/2007 (e)(f) ......................................................           270,000
                                                                                                                      -------------
                                                                                                                          1,184,518
                                                                                                                      -------------
STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (1.8%)
  1,100,000  Owens-Illinois, Inc., 7.850%, due 05/15/2004 (g) ...................................................         1,072,500
                                                                                                                      -------------
SURGICAL, MEDICAL, AND DENTAL INSTRUMENTS (0.6%)
    490,000  Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008 ..............................................           340,550
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

     SHARES OR
 PRINCIPAL AMOUNT                                                                                                          VALUE
 ----------------                                                                                                          -----
TELEPHONE COMMUNICATIONS, EXCEPT RADIOTELEPHONE (3.0%)
$   870,000  Airgate PCS, Inc., STEP (c) 0.000%/13.500%, due 10/01/2009 .........................................     $     665,550
    615,000  Allegiance Telecom, Inc., 12.875%, due 05/15/2008 ..................................................           458,175
    365,000  Allegiance Telecom, Inc., STEP (c) 0.00%/11.750%, due 02/15/2008 ...................................           162,425
  1,600,000  Global Crossing Holding Ltd., 9.125%, due 11/15/2006 (g) ...........................................           192,000
    615,000  Global Crossing Holding Ltd., 8.700%, due 08/01/2007 ...............................................            58,425
  2,085,000  ICG Holdings, Inc., 12.500%, due 05/01/2006 (e)(f) .................................................           145,950
    960,000  XO Communications, Inc., 10.750%, due 11/15/2008 ...................................................           120,000
                                                                                                                      -------------
                                                                                                                         1,802,525
                                                                                                                      -------------
TELEVISION BROADCASTING STATIONS (1.8%)
  1,025,000  Canwest Media, Inc., 10.625%, due 05/15/2011 (g) ...................................................         1,095,469
                                                                                                                      -------------
TEXTILE--MILL PRODUCTS (1.7%)
  1,025,000  Collins and Aikman Products, 10.750%, due 12/31/2011, (b) Cost--$1,025,000; Acquired--12/11/2001 ...         1,032,687
                                                                                                                      -------------
TRANSPORTATION BY AIR (0.9%)
    750,000  Amtran, Inc., 9.625%, due 12/15/2005 ...............................................................           526,875
                                                                                                                      -------------
WATER TRANSPORTATION (1.6%)
    525,000  Royal Caribbean Cruises, 8.125%, due 07/28/2004 ....................................................           439,978
    650,000  Royal Caribbean Cruises, 8.750%, due 02/02/2011 ....................................................           506,497
                                                                                                                      -------------
                                                                                                                            946,475
                                                                                                                      -------------
WHOLESALE TRADE--DURABLE GOODS (1.8%)
    775,000  Fisher Scientific International, Inc., 9.000%, due 02/01/2008 (g) ..................................           798,250
    250,000  Fisher Scientific International, Inc., 9.000%, due 02/01/2008 (g) ..................................           257,500
                                                                                                                      -------------
                                                                                                                          1,055,750
                                                                                                                      -------------
WHOLESALE TRADE--NON-DURABLE GOODS (0.5%)
    440,000  Royster-Clark, Inc., 10.250%, due 04/01/2009 .......................................................           283,800
                                                                                                                      -------------
             TOTAL CORPORATE BONDS (COST $82,044,617).............................................................       72,936,665
                                                                                                                      -------------

TERM LOANS (1.1% OF NET ASSETS)

CHEMICALS AND ALLIED PRODUCTS (1.1%)
    900,000  Huntsman Corp., 8.125%, due 06/30/2004 .............................................................           630,000
                                                                                                                      -------------
             TOTAL TERM LOANS (COST $590,857)....................................................................           630,000
                                                                                                                      -------------
COMMON STOCK (0.0% OF NET ASSETS) (A)

CABLE AND OTHER PAY TELEVISION SERVICES (0.0%)
      6,000  Classic Communications, Inc. (f) ...................................................................                60
                                                                                                                      -------------
             TOTAL COMMON STOCK (COST $0) .......................................................................                60
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

     SHARES OR
 PRINCIPAL AMOUNT                                                                                                          VALUE
 ----------------                                                                                                          -----
PREFERRED STOCK (6.5% OF NET ASSETS) (A)

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY (2.0%)
      1,741  Crown Castle International Corp, PIK (d), 12.750% ..................................................     $   1,218,631
                                                                                                                      -------------

RADIOTELEPHONE COMMUNICATIONS (3.8%)
      2,179  Nextel Communications, Inc. Series D, PIK (d), 3.000% ..............................................         1,291,057
      1,122  Rural Cellular Corp., Series B, PIK (d), 11.375% ...................................................           956,505
                                                                                                                      -------------
                                                                                                                          2,247,562
                                                                                                                      -------------

TELEPHONE COMMUNICATION, EXCEPT RADIOTELEPHONE (0.7%)
        414  Intermedia Communications, Series B, PIK (d), 13.500% ..............................................           431,074
                                                                                                                      -------------

             TOTAL PREFERRED STOCK (COST $4,990,950) ............................................................         3,897,267
                                                                                                                      -------------

WARRANTS (0.0% OF NET ASSETS) (A)

TEXTILE MILL PRODUCTS (0.0%)
     54,117  Tultex Corp., expire 04/15/2007 ....................................................................                54
     27,058  Tultex Corp., expire 04/15/2007 ....................................................................                27
                                                                                                                      -------------
                                                                                                                                 81
                                                                                                                      -------------
             TOTAL WARRANTS (COST $0) ...........................................................................                81
                                                                                                                      -------------

             TOTAL INVESTMENTS IN SECURITIES (130.1% OF NET ASSETS) (COST $87,626,424) (I) ......................        77,464,073
                                                                                                                      -------------
             LIABILITIES IN EXCESS OF OTHER ASSETS (-30.1% OF NET ASSETS) .......................................       (17,944,085)
             TOTAL NET ASSETS (100.0%) ..........................................................................     $  59,519,988
                                                                                                                      -------------

----------

(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Restricted under Rule 144A of the Securities Act of 1933.

(c)  STEP--Bonds where the coupon increases or steps up at a predetermined rate.

(d)  PIK--Payment in kind.

(e)  Security in default.

(f)  Non-income producing.

(g) All or a portion of these securities were included in a pledge account (see footnote 6).

(h)  Zero Coupon--Bonds that make no interest payments.

(i)  Aggregate cost for Federal income tax purposes is $88,110,822.

     The aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes is as follows:

       Excess of market value over tax cost ....................   $  3,269,485
       Excess of tax cost over market value ....................    (13,916,234)
                                                                   ------------
                                                                   ($10,646,749)
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGICINCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                                   (UNAUDITED)

================================================================================
Assets:
      Investments at cost .....................................   $ 87,626,424
--------------------------------------------------------------------------------
      Investments at value ....................................     77,464,073
      Cash ....................................................        128,889
      Receivables for securities sold .........................      4,039,818
      Interest receivable .....................................      1,883,092
      Other assets ............................................          1,705
--------------------------------------------------------------------------------
          Total assets ........................................     83,517,577
================================================================================
Liabilities and net assets:
      Payable to Conseco Inc. and subsidiaries ................         70,352
      Accrued expenses ........................................         39,038
      Distribution payable ....................................        787,420
      Interest payable ........................................         51,585
      Line of credit payable ..................................     23,049,194
--------------------------------------------------------------------------------
          Total liabilities ...................................     23,997,589
--------------------------------------------------------------------------------
          Net assets ..........................................   $ 59,519,988
================================================================================
Net assets consist of:
      Capital stock, $0.001 par value (unlimited shares
        of beneficial interest authorized) ....................   $      6,788
      Paid-in capital .........................................    100,749,139
      Distribution in excess of net investment income .........       (212,521)
      Accumulated net realized loss on investments ............    (30,861,067)
--------------------------------------------------------------------------------
      Net unrealized depreciation on investments ..............    (10,162,351)
================================================================================
          Net assets ..........................................   $ 59,519,988
================================================================================
Shares outstanding ............................................      6,788,104
Net asset value per share .....................................   $       8.77
================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGICINCOME FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
                                   (UNAUDITED)

================================================================================
Investment Income:
      Interest ..................................................   $ 4,532,983
      Dividends .................................................       247,539
--------------------------------------------------------------------------------
          Total investment income ...............................     4,780,522
================================================================================

Expenses:
      Investment advisory fees ..................................       378,688
      Administration fees .......................................        45,371
      Shareholders service fees .................................        42,077
      Trustees' fees ............................................        35,929
      Transfer agent fees .......................................        23,122
      Registration and filing fees ..............................        12,667
      Audit fees ................................................        10,437
      Custodian fees ............................................         7,630
      Reports--printing .........................................         4,514
      Legal fees ................................................         2,213
      Other .....................................................         5,502
--------------------------------------------------------------------------------
          Total expenses before interest expense ................       568,150
================================================================================
      Interest expense ..........................................       422,893
--------------------------------------------------------------------------------
          Total expenses ........................................       991,043
--------------------------------------------------------------------------------
          Net investment income .................................     3,789,479
================================================================================

Net realized and unrealized losses on investments:
          Net realized losses on sales of investments ...........    (1,638,320)
          Net change in unrealized appreciation or
            depreciation of investments .........................    (1,625,361)
--------------------------------------------------------------------------------
      Net realized and unrealized losses on investments .........    (3,263,681)
--------------------------------------------------------------------------------
Net increase in net assets from operations ......................   $   525,798
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX
                                                   MONTHS ENDED    FOR THE YEAR
                                                 DECEMBER 31, 2001     ENDED
                                                    (UNAUDITED)    JUNE 30, 2001
================================================================================
Operations:
    Net investment income ......................... $  3,789,479   $  7,472,151
    Net realized losses on sales of investments ... (1,638,320) (15,723,439) Net change in unrealized appreciation
      or depreciation of investments ..............   (1,625,361)     3,011,984
--------------------------------------------------------------------------------
        Net increase (decrease) from operations ...      525,798     (5,239,304)
--------------------------------------------------------------------------------
Distributions to Shareholders:
    Net investment income .........................   (4,003,218)    (7,359,404)
--------------------------------------------------------------------------------
        Net decrease from distributions ...........   (4,003,218)    (7,359,404)
--------------------------------------------------------------------------------
Capital Share Transactions:
    Reinvestment of distributions
        (including $5,364 and $9,761 paid to
           Conseco, Inc., respectively) ...........      244,379         97,167
--------------------------------------------------------------------------------
        Net increase from capital share
          transactions ............................      244,379         97,167
--------------------------------------------------------------------------------

        Total decrease in net assets ..............   (3,233,041)   (12,501,541)
--------------------------------------------------------------------------------
Net assets:
    Beginning of period ...........................   62,753,029     75,254,570
    End of period ................................. $ 59,519,988   $ 62,753,029
================================================================================
Share data:
    Reinvestment of distributions .................       27,067          9,434
--------------------------------------------------------------------------------
        Net increase ..............................       27,067          9,434
--------------------------------------------------------------------------------
    Shares outstanding:
        Beginning of period .......................    6,761,037      6,751,603
        End of period .............................    6,788,104      6,761,037
================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                              FINANCIAL HIGHLIGHTS

                                                                  FOR THE                                           FOR THE PERIOD
                                                             SIX MONTHS ENDED       FOR THE          FOR THE       JULY 31, 1998 (G)
                                                             DECEMBER 31, 2001    YEAR ENDED       YEAR ENDED           THROUGH
                                                                (UNAUDITED)      JUNE 30, 2001    JUNE 30, 2000      JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
  beginning of period ......................................      $  9.28           $ 11.15           $ 13.04            $14.88(a)
Income from investment operations (b):
      Net investment income ................................         0.56              1.11              1.40              1.29
      Net realized losses and change in
        unrealized appreciation or
        depreciation on investments ........................        (0.48)            (1.89)            (1.87)            (1.84)
------------------------------------------------------------------------------------------------------------------------------------
          Total from investment operations .................         0.08             (0.78)            (0.47)            (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
      Net investment income ................................        (0.59)            (1.09)            (1.42)            (1.29)
------------------------------------------------------------------------------------------------------------------------------------
          Total distributions ..............................        (0.59)            (1.09)            (1.42)            (1.29)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of period ...................      $  8.77           $  9.28           $ 11.15           $ 13.04
====================================================================================================================================

PER SHARE MARKET VALUE, END OF PERIOD ......................      $9.8000           $9.5100          $10.3125          $12.9375
====================================================================================================================================

TOTAL RETURN (C)(D) ........................................         9.66%             3.39%             9.44%             5.06%
====================================================================================================================================
Ratios/supplemental data:
      Net assets (dollars in thousands),
        end of period ......................................      $59,520           $62,753           $75,255           $87,825
      Ratios of expenses to
        average net assets (e) .............................         3.26%             4.04%             3.80%             2.74%
      Ratios of operating expenses to
        average net assets (f)(e) ..........................         1.87%             1.80%             1.64%             1.59%
      Ratios of net investment income to
        average net assets (e) .............................        12.45%            10.95%            11.48%            10.24%
      Portfolio turnover (d) ...............................        83.03%           213.80%           118.92%           129.87%

----------

(a) Initial public offering price of $15.00 per share less offering costs of $0.12 per share.

(b) Per share amounts presented are based on an average of monthly shares outstanding throughout the period indicated.

(c) Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported except for the period ended June 30, 1999, total return is based on a beginning of period price of $14.88 (initial offering price of $15.00 less offering costs of $0.12 per share). Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.

(d)  Not annualized for periods of less than one year.

(e)  Annualized for periods of less than one year.

(f)  Excluding interest expense.

(g)  Commencement of operations.

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             STATEMENT OF CASH FLOWS

                                                       FOR THE SIX
                                                      MONTHS ENDED
                                                      DECEMBER 31,  FOR THE YEAR
                                                           2001        ENDED
                                                       (UNAUDITED) JUNE 30, 2001
================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
    Investment income ............................... $ 4,297,687  $ 9,119,231
    Interest expense paid ...........................    (462,464)  (1,747,719)
    Operating expenses paid .........................    (539,457)  (1,260,687)
--------------------------------------------------------------------------------
        Net cash provided by operating activities ...   3,295,766    6,110,825
--------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
    Proceeds from sales of investments ..............  71,434,580   186,158,923
    Purchases of investments ........................ (70,818,646) (187,124,322)
    Net decrease in short-term investments ..........          --     2,071,144
--------------------------------------------------------------------------------
        Net cash provided by investing activities ...     615,934     1,105,745
--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
    Cash distributions paid (net of reinvestment
      of $244,379 and $97,167 respectively) .........  (3,573,827)   (7,474,748)
    Net increase in loans outstanding ...............          --        49,194
--------------------------------------------------------------------------------
        Net cash used for financing activities ......  (3,573,827)   (7,425,554)
--------------------------------------------------------------------------------
        Net increase (decrease) in cash .............     337,873      (208,984)
        Cash at beginning of period .................    (208,984)           --
--------------------------------------------------------------------------------
        Cash at end of period ....................... $   128,889   $  (208,984)
================================================================================
RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH
  USED BY OPERATING ACTIVITIES:
    Net investment income ........................... $ 3,789,479   $ 7,472,151
    Net decrease in interest and dividends
      receivable ....................................     235,036       248,903
    Net decrease (increase) in other assets .........      11,811        (4,711)
    Net (decrease) in payable to Conseco, Inc
      and subsidiaries ..............................      (1,774)       (9,190)
    Net increase (decrease) in accrued expenses .....      18,655       (21,662)
    Net (decrease) in interest payable ..............     (39,571)     (213,352)
    Accretion and amortization of discounts
      and premiums ..................................    (717,870)   (1,361,314)
--------------------------------------------------------------------------------
        Net cash provided by operating activities ... $ 3,295,766   $ 6,110,825
================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

1.   ORGANIZATION

     The Conseco Strategic Income Fund (the "Fund") was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 2, 1998, and commenced operations on July 31, 1998. The Fund is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a closed-end, non-diversified management investment company. Prior to commencing its operations on July 31, 1998, the Fund had no activities other than the sale of 6,667 shares of common stock to Conseco, Inc. ("Conseco") on July 15, 1998. At December 31, 2001, Conseco owned 9,868 shares of the Fund's common stock. Conseco is a publicly owned financial services company that develops, markets, and administers insurance, investment and lending products.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS,
AND RELATED INVESTMENT INCOME

     Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax reporting purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. The Fund did not hold any investments which are restricted as to resale, except bonds with a cost of $8,208,096 and a market value of $7,640,660, all of which are eligible for resale under Rule 144A of the Securities Act of 1933. These securities represent 12.84% of the net assets of the Fund. These securities may be resold to qualified institutional buyers in transactions exempt from registration.

     Investments are stated at market value in the accompanying financial statements. Fixed-income and other securities traded in the over-the-counter market are valued by third-party pricing services. Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Fund securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Trustees. Debt securities purchased with maturities of sixty days or less are valued at amortized cost.

     Investments held by the Fund may be purchased with accrued interest, and the investments owned by the Fund will accrue interest during the period the investment is owned by the Fund. If an investment owned by the Fund experiences a default and has accrued interest from purchase or has recorded accrued interest during the period it is owned, the Fund's policy is to cease interest accruals from the time the investments are traded as "flat" in the market. The Fund evaluates the collectibility of purchased accrued interest and previously recorded interest on an investment-by-investment basis.

DISTRIBUTION OF INCOME AND GAINS

     The Fund intends to distribute monthly to shareholders substantially all of its net investment income and to distribute, at least annually, any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). However, the Board of Trustees may decide to declare dividends at other intervals.

FEDERAL INCOME TAXES

     For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

     At June 30, 2001, the Fund had a total capital loss carryover of $24,946,048 which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. The capital loss carryover of $990,224 will expire in 2007, $6,647,128 will expire in 2008 and $17,308,696 in 2009. The Fund's realized capital losses incurred after October 31, 2000, through June 30, 2001, are deemed to arise on the first business day of the following year. The Fund incurred and elected to defer such realized capital losses of approximately $3,884,258.

EXPENSES

     The Fund pays expenses of Trustees who are not affiliated persons of the Fund or Conseco Capital Management, Inc. (the "Adviser" and "Administrator"), a wholly-owned subsidiary of Conseco. The Fund pays each of its Trustees who is not a Trustee, officer or employee of the Adviser, the Administrator or any affiliate thereof an annual fee of $7,500 plus $1,500 for each Board of Trustees meeting attended. The Board Chairman receives an additional $375 for each meeting attended. The Fund reimburses all Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported

================================================================================
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 2001
                                   (UNAUDITED)

amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

     The Adviser serves as the Investment Manager and Administrator to the Fund under the terms of the Investment Management Agreement. The Adviser supervises the Fund's management and investment program, performs a variety of services in connection with management and operation of the Fund and pays all compensation of officers and Trustees of the Fund who are affiliated persons of the Adviser or the Fund. As compensation for its services to the Fund, the Fund has agreed to pay the Adviser a monthly investment management and administration fee equal to an annual rate of 0.90 percent of the value of the average weekly value of the total assets of the Fund less the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets"). The total fees incurred for such services for the six months ended December 31, 2001 were $378,688.

SHAREHOLDER SERVICING AGREEMENT

     Conseco Services, LLC, a wholly-owned subsidiary of Conseco, acts as the Shareholder Servicing Agent to the Fund under the Shareholder Service Agreement. As compensation for its services, the Fund has agreed to pay Conseco Services, LLC a monthly shareholder servicing fee equal to an annual rate of 0.10 percent of the Managed Assets. The total fees incurred for such services for the six months ended December 31, 2001 were $42,077.

4.   ADMINISTRATION AGREEMENT

     The Fund contracted for certain administration services with PFPC, Inc. ("PFPC"). For its services, PFPC receives a monthly fee equal to an annual rate of 0.105 percent of the first $250 million of average weekly net assets; 0.08 percent of the next $250 million of average weekly net assets; 0.055 percent of the next $250 million of average weekly net assets; and 0.035 percent of average weekly net assets in excess of $750 million, subject to a minimum monthly charge. The total fees incurred for such services for the six months ended December 31, 2001 were $45,371.

5.   PORTFOLIO ACTIVITY

     Purchases and sales of securities other than short-term obligations aggregated $66,430,063 and $73,510,279, respectively, for the six months ended December 31, 2001.

6.   INDEBTEDNESS

     The Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. There can be no assurance that a leveraging strategy will be successful during any period in which it is used. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for the shareholders, including the likelihood of greater volatility of net asset value and market price of the shares, and the risk of fluctuations in interest rates on borrowings.

LOAN AGREEMENT

   The Fund entered into a secured Loan and Pledge Agreement with Custodial Trust Company (the "Agreement") on October 4, 2000. Under the Agreement, the aggregate amount of the loans outstanding may not exceed 331/3 percent of total assets (including the amount obtained through leverage). Borrowings bear interest at the Federal Funds Rate plus a margin of 0.75 percent. Interest payments are made monthly. Advances made under the Agreement are due and payable on demand. The Fund shall maintain a pledge account which gives the Custodial Trust Company as pledgee effective control over the Fund assets with a collateral value greater than the sum of the outstanding aggregate principal amount of the loans and the interest accrued thereon. The Fund is required to maintain asset coverage, as defined in the Agreement, of at least 3:1. Portfolio securities with an aggregate value of $42,598,841 were included in the pledge account at December 31, 2001. The Fund was in compliance with the terms of the agreement at December 31, 2001.

     Borrowings at December 31, 2001 totaled $23 million and the interest rate on such borrowings was 2.50 percent.

Average daily balance of loans outstanding during
  the six months ended December 31, 2001 ........................  $23,049,194
Weighted average interest rate for the period ...................         3.64%
Maximum amount of loans outstanding at any month-end
  during the six months ended December 31, 2001 .................  $23,049,194
Percentage of total assets ......................................        28.06%
Amount of loans outstanding at December 31, 2001 ................  $23,049,194
Percentage of total assets at December 31, 2001 .................        27.60%

                                                              Semi-Annual Report
================================================================================
                       CONSECO STRATEGIC INCOME FUND, INC.
                         ANNUAL MEETING OF SHAREHOLDERS
                                OCTOBER 11, 2001

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS:

     An annual shareholders' meeting was held on October 11, 2001 for Conseco Strategic Income Fund. Shareholders were asked to vote on two separate issues: election of members to the Board of Trustees and ratification of PricewaterhouseCoopers LLP as independent auditors.

     PROPOSAL 1--Election of Trustees

   NOMINEE                     FOR           AGAINST         TOTAL VOTING SHARES
   Gregory J. Hahn         5,691,475          77,381              5,768,856
   Dr. Jess H. Parrish     5,691,475          77,381              5,768,856
   David N. Walthall       5,691,475          77,381              5,768,856

     PROPOSAL 2--Ratification of the selection of PricewaterhouseCoopers LLP as independent auditors for the fund. This item was approved.

        VOTES FOR        VOTES AGAINST    VOTES ABSTAINED    TOTAL VOTING SHARES
        5,703,885           25,066            39,905              5,768,856

================================================================================
AUTOMATIC DIVIDEND REINVESTMENT PLAN (UNAUDITED)

     Pursuant to the Fund's Automatic Dividend Reinvest Plan (the "DRIP"), unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested in additional shares by PFPC, Inc. ("PFPC"), as agent for shareholders in administering the DRIP (the "DRIP Agent"). Shareholders who elect not to participate in the DRIP will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC as dividend disbursing agent. DRIP participants may elect not to participate in the DRIP and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, as dividend disbursing agent, at the address set forth below. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the DRIP Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

     Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the DRIP will receive cash and participants in the DRIP will receive the equivalent in shares. The shares will be acquired by the DRIP Agent or an independent broker-dealer for the participants' accounts, depending upon the circumstances described below, either: (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares"); or (ii) by purchase of outstanding shares on the open market ("open market purchases") on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the DRIP Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value thereof (such condition being referred to herein as "market discount"), the DRIP Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     In the event of a market discount on the dividend payment date, the DRIP Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but no more than 30 days after the dividend payment date, to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the DRIP Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the DRIP Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the DRIP provides that if the DRIP Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the DRIP Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the market discount shifts to a market premium.

     The DRIP Agent maintains all shareholders' accounts in the DRIP and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each DRIP participant will be held on his or her behalf by the DRIP Agent on behalf of the DRIP participant, and each shareholder proxy will include those shares purchased or received pursuant to the DRIP. The DRIP Agent will forward all proxy solicitation materials to participants and vote proxies for shares
held  pursuant  to  the  DRIP  in  accordance  with  the   instructions  of  the
participants.

     In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the DRIP Agent will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the DRIP.

     There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends payable either in shares or in cash.
However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the DRIP Agents open-market purchases in connection with the reinvestment of dividends.

     The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on the dividends.

     Shareholders participating in the DRIP may receive benefits not available to shareholders not participating in the DRIP.

     If the market price (plus commissions) of the Fund's shares is above their net asset value, participants of the DRIP will

                                                              Semi-Annual Report
================================================================================
AUTOMATIC DIVIDEND REINVESTMENT PLAN
(UNAUDITED)--(CONTINUED)

receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price (plus commissions) is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, because the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

     Experience under the DRIP may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants in the DRIP, however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

     All correspondence concerning the DRIP should be directed to the DRIP Agent at PFPC, Inc., PO Box 43027, Providence, RI 02940-3027.

================================================================================


BOARD OF TRUSTEES

WILLIAM P. DAVES, JR.
      Chairman of the Board
      Insurance and healthcare industries consultant
      Director, Chairman and CEO, FFG Insurance Co.

MAXWELL E. BUBLITZ, CFA
      President
      President, CEO and Director
         Conseco Capital Management, Inc.
      Senior VP, Conseco, Inc.

GREGORY J. HAHN, CFA
      Senior VP, Portfolio Analytics
         Conseco Capital Management, Inc.

DR. R. JAN LECROY
      Director, Southwest Securities Group, Inc.
      Former President, Dallas Citizens Council

DAVID N. WALTHALL
      Principal, Walthall Asset Management

HAROLD W. HARTLEY, CFA
      Director, Ennis Business Forms, Inc.
      Former Executive VP, Tenneco Financial Services, Inc.

DR. JESS H. PARRISH
      Higher education consultant
      Former President, Midland College

INVESTMENT ADVISER
   Conseco Capital Management, Inc.
   Carmel, IN

TRANSFER AGENT
   PFPC, Inc.
   Wilmington, DE

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   Indianapolis, IN

CUSTODIAN
   PFPC Trust Company
   Philadelphia, PA

LEGAL COUNSEL
   Kirkpatrick & Lockhart LLP
   Washington, DC

                         CONSECO STRATEGIC INCOME FUND
                11815 North Pennsylvania Street, Carmel, IN 46032
                                  800-852-4750